Share-based payments (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangements [Abstract]
Disclosure of reconciliation of other equity instruments	The following tables summarize the data relating to BCEs:

TYPE	NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BCEs	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISE D BCEs	NUMBER OF BCEs OUTSTAND ING	NUMBER OF BCEs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
			FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025			AS OF SEPTEMBER 30, 2025
BCE-2016-1	84,000	18,796	—	—	(13,796)	5,000	5,000	5,000
BCE-2017-1	67,374	67,000	—	—	—	67,000	41,735	67,000
BCE-2017-2	150,000	112,500	—	—	—	112,500	112,500	112,500
BCE-2017-4	67,374	67,373	—	—	—	67,373	33,686	67,373
BCE-2017-5	67,374	33,687	—	—	—	33,687	16,843	33,687
BCE-2018-1	22,000	11,980	—	—	(8,450)	3,530	3,530	3,530
BCE-2018-4	16,843	16,843	—	—	—	16,843	8,422	16,843
BCE-2018-5	22,000	2,000	—	—	(2,000)	—	—	—
Total BCEs	496,965	330,179	—	—	(24,246)	305,933	221,716	305,933
The following tables summarize the data relating to BSAs:

GRANT DA TE	TYPE	Total NUMBER OF BSAs ISSUED	NUMBER OF BCAs OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BSAs		NUMBER OF LAPSED BSAs	NUMBER OF EXERCISE D BSAs	NUMBER OF BSAs OUTSTAND ING		NUMBER OF BSAs EXERCISA BLE		MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
				FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025				AS OF SEPTEMBER 30, 2025
2015-12-04	BSA-2015-11	96,924	96,924	—		—	—	96,924		96,924		96,924
2015-12-04	BSA-2015-12	82,000	16,400	—		—	—	16,400		16,400		16,400
2017-09-18	BSA-2017-1	16,400	16,400	—		—	—	16,400		16,400		16,400
2018-01-22	BSA-2018-1	49,200	16,400	—		—	—	16,400		16,400		16,400
2024-04-04	BSA-2024-1	58,365	58,365	—		—	—	58,365		—		58,365
2024-04-04	BSA-2024-2	19,455	19,455	—		—	—	19,455		—		19,455
2025-01-13	BSA-2025-1	100,000	—	100,000		—	—	100,000		—		100,000
2025-01-13	BSA-2025-2	25,000	—	25,000		—	—	25,000		—		25,000
2025-04-22	BSA-2025-3	39,370	—	39,370		—	—	39,370	—	—	39,370	39,370
	Total BSAs	486,714	223,944	164,370	0	—	—	388,314		146,124		388,314
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE		Total NUMBER OF AGAs ISSUED	NUMBER OF AGAs OUTSTANDING AS OF JANUARY 1, 2025	NUMBER OF ISSUED AGAs	NUMBER OF LAPSED AGAs	NUMBER OF VESTED AGAs	NUMBER OF AGAs OUTSTANDING
					FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025			AS OF SEPTEMBER 30, 2025
2023-07-11	AGA-2023-1		1,382,796	780,040	—	—	(177,280)	602,760
2023-07-11	AGA-2023-2		100,000	75,000	—	(75,000)	—	—
2023-09-28	AGA-2023-3		731,500	485,875	—	(15,500)	(251,125)	219,250
2023-09-28	AGA-2023-4		254,250	213,250	—	(1,250)	(108,500)	103,500
2023-12-01	AGA-2023-5		132,750	81,250	—	(26,000)	—	55,250
2024-02-01	AGA-2024-1		1,549,125	1,355,625	—	(30,125)	—	1,325,500
2024-03-28	AGA-2024-2		22,500	22,500	—	—	—	22,500
2024-05-23	AGA-2024-3		38,500	38,500	—	(7,500)	—	31,000
2024-07-11	AGA-2024-4		93,000	93,000	—	—	—	93,000
2024-07-11	AGA-2024-5		25,000	25,000	—	—	—	25,000
2024-07-11	AGA-2024-6		20,000	20,000	—	—	(10,000)	10,000
2024-09-05	AGA-2024-7		198,000	198,000	—	—	—	198,000
2025-02-06	AGA-2025-1		4,319,500	—	4,319,500	(5,500)		4,314,000
2025-02-06	AGA-2025-2		123,102	—	123,102	—		123,102
2025-02-06	AGA-2025-3		17,625	—	17,625	—		17,625
2025-02-06	AGA-2025-4		30,500	—	30,500	—		30,500
2025-03-20	AGA-2025-5		50,000	—	50,000	—	—	50,000
2025-05-30	AGA-2025-6		25,000	—	25,000	—	—	25,000
2025-08-01	AGA-2025-7		1,711,000	—	1,711,000	—	—	1,711,000
	Total AGAs	0	10,824,148	3,388,040	6,276,727	(160,875)	(546,905)	8,956,987

Disclosure of main data and assumptions used for the measurement of other equity instruments	The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA-2025-1	€6.13	[€3.5-€3.9]	100,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-2	€6.13	[€3.5-€3.9]	25,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-3	€6.48	[€3.7-€4.1]	39,370	€1.27	€6.41	3.92%	[5.5-7 years]	60.69%

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	MATURITY	VOLATILITY	RISK FREE RATE
AGA-2025-1	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-2	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-3	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-4	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-5	€6.17	€6.17	N/A	N/A	N/A
AGA-2025-6	€5.17	€5.17	N/A	N/A	N/A
AGA-2025-7	€61.20	€61.20	N/A	N/A	N/A
The fair values of the Minimal Return Indemnifications were measured using the following assumptions:

Tranche B Minimal Return Indemnification - March 2024	AS OF DECEMBER 31, 2024
Minimal return	1.40x
Discount rate	7.50%
Probability-weighted present value of shortfall payment (in thousands of €)	2,635 (Final redemption) 136 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	104 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	241 (Final redemption)
Total fair value of MRI (in thousands of €)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	2,636

Tranche C Minimal Return Indemnification - June 2024	AS OF DECEMBER 31, 2024
Minimal return	1.30x
Discount rate	7.50%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	1,160 (Final redemption) 43 (Tender offer)
(b) Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	684 (Final redemption)
(c) Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	903 (Final redemption)
Total fair value of MRI (in thousands of €)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	984
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	214,198
Exercise price per share	€18.67
Ordinary share price	€6.76
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%
Volatility	44.3% (expiry) 44.3% (tender offer)
Dividend	0
Risk-free rate	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	243

Kreos/Claret Tranche C BSA - November 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	405,832
of which, number of conditional BSA	0
Exercise price per share	€9.86
Ordinary share price	€6.67
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%
Probability of Drawdown of Tranche C credit facility	Drawn on June 21, 2024
Volatility	44.3% (expiry) 44.3% (tender offer)
Dividend	0
Risk-free rate	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	923

Disclosure of breakdown of the compensation expenses	Breakdown of the compensation expenses accounted for the three- and nine-month periods ended September 30,
2024 and 2025:

TYPE (in thousands of euros)	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024		FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
BCEs	(56)	—	(84)	—	—
BSAs	(130)	(142)	(199)	—	(213)
AGAs	(9,914)	(16,023)	(15,484)	—	(22,284)
Social taxes related to AGAs	(441)	(30,251)	(619)	—	(30,918)
Total	(10,541)	(46,416)	(16,386)	—	(53,415)